FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives	We have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

Instrument (in thousands of $)	Year Ended	Notional Amount	Maturity Dates			Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	December 31, 2020	1,233,771	2021	to	2026	1.12%	to	2.90%
Receiving floating, pay fixed	December 31, 2019	1,557,834	2020	to	2026	1.12%	to	2.90%

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The carrying value and estimated fair value of our financial instruments at December 31, 2020 and 2019 are as follows:

(in thousands of $)	Fair Value Hierarchy	2020 Carrying Value	2020 Fair Value	2019 Carrying Value	2019 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	48,783	48,783	47,661	47,661
Restricted cash and short-term deposits	Level 1	185,385	185,385	182,261	182,261
2015 and 2017 Norwegian Bonds(1)	Level 1	385,055	309,032	400,000	394,715
Long-term debt—floating(2)	Level 2	739,829	739,829	822,944	822,944
Obligation under finance lease(2)	Level 2	124,550	124,550	122,779	122,779
Derivatives:
Interest rate swaps asset(3)(4)	Level 2	—	—	1,285	1,285
Interest rate swaps liability(3)(4)	Level 2	70,188	70,188	36,167	36,167

1.This pertains to the 2015 Norwegian Bonds and 2017 Norwegian Bonds with a carrying value of $385.1 million as of December 31, 2020 (2019: $400.0 million), which includes the premium payable at maturity accreted up to balance sheet date using the effective interest method over the instrument term of $5.0 million. This is included under long-term debt on our consolidated balance sheets. The fair value of the bonds as of December 31, 2020 was $309.0 million (2019: $394.7 million), which represents 80.3% of their face value (2019: 98.7%).
2.Our short-term and long-term debt and finance lease obligation are recorded at amortized cost in the consolidated balance sheets. Debt is presented in the above table, gross of deferred financing cost of $5.2 million as of December 31, 2020 (2019: $6.0 million).
3.Derivative liabilities are presented within other current liabilities and derivative assets are presented within other current and non-current assets on the consolidated balance sheets.
4.The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.

Offsetting Assets	However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2020 and 2019 would be adjusted as detailed in the following table:

	December 31, 2020			December 31, 2019
(in thousands of $)	Gross amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets subject to netting agreements	Net amount
Total asset derivatives	—	—	—	1,285	(1,029)	256
Total liability derivatives	70,188	—	70,188	36,167	(1,029)	35,138

Offsetting Liabilities	However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2020 and 2019 would be adjusted as detailed in the following table:

	December 31, 2020			December 31, 2019
(in thousands of $)	Gross amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets subject to netting agreements	Net amount
Total asset derivatives	—	—	—	1,285	(1,029)	256
Total liability derivatives	70,188	—	70,188	36,167	(1,029)	35,138